Document and Entity Information	Jan. 12, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	KELLY SERVICES INC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	MI
Amendment Flag	false
Entity Central Index Key	0000055135
Document Type	8-K
Document Period End Date	Jan. 12, 2022
Entity File Number	0-1088
Entity Tax Identification Number	38-1510762
Entity Address, Address Line One	999 WEST BIG BEAVER ROAD
Entity Address, City or Town	TROY
Entity Address, Postal Zip Code	48084
City Area Code	(248)
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Class B Common 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common
Trading Symbol	KELYB
Security Exchange Name	NASDAQ